TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Moderate ETF Fund

TOUCHSTONE STRATEGIC TRUST
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

(each, a "Trust")

Supplement dated January 28, 2021 to the current Statement of Additional Information for each Trust, as may be amended or supplemented from time to time

Notice of Change of Sub-Advisor Control

In the Statement of Additional Information for each Trust, in the section titled “The Sub-Advisors and Portfolio Managers”, under the sub-heading “Sub-Advisor Control”, the information for Wilshire Associates Incorporated ("Wilshire Associates") is hereby deleted in its entirety and replaced with the following:

•Wilshire Associates is a privately held Subchapter S corporation that is owned by CC Capital Partners and Motive Partners.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54CC-TVST-SAI-S1-2101